Consolidated VIEs and Noncontrolling Interests - WeCap Manager and WeCap Holdings Partnership (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
WeCap Manager
Variable Interest Entity [Line Items]
Management fee income	$ 14	$ 15	$ 25
WeCap Manager
Variable Interest Entity [Line Items]
Noncontrolling interest ownership	20.00%
WeCap Investment Group | Minimum
Variable Interest Entity [Line Items]
Controlling interest ownership	50.00%
WeCap Investment Group | Maximum
Variable Interest Entity [Line Items]
Controlling interest ownership	85.00%